UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
Cullen Funds Trust
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: Quarter ended March 31, 2013

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS–94.3%
Aerospace & Defense–5.4%
Boeing Co.	597,700	$51,312,545
Raytheon Co.	1,321,000	77,661,590
		128,974,135
Banks–5.3%
HSBC Holdings PLC - ADR (a)	1,291,380	68,882,209
JPMorgan Chase & Co.	1,261,630	59,876,960
		128,759,169
Beverages–2.3%
Diageo PLC - ADR (a)	445,000	55,998,800

Chemicals–1.7%
EI du Pont de Nemours & Co.	832,600	40,930,616

Communications Equipment–2.9%
Cisco Systems, Inc.	3,353,520	70,122,103

Distributors–1.9%
Genuine Parts Co.	598,890	46,713,420

Diversified Telecommunications Services–3.0%
AT&T, Inc.	1,953,100	71,659,239

Electric–4.2%
Dominion Resources, Inc.	697,600	40,586,368
NextEra Energy, Inc.	775,940	60,275,019
		100,861,387
Food Products–4.1%
HJ Heinz Co.	939,730	67,914,287
Kraft Foods Group, Inc.	597,773	30,803,243
		98,717,530
Household Products–5.5%
Kimberly-Clark Corp.	764,080	74,864,558
Unilever NV (a)	1,395,440	57,213,040
		132,077,598
Industrial Conglomerates–6.1%
3M Co.	709,600	75,437,576
General Electric Co.	3,111,500	71,937,880
		147,375,456
Insurance–4.8%
MetLife, Inc.	1,001,500	38,077,030
Travelers Companies, Inc.	925,230	77,895,114
		115,972,144
Oil & Gas–12.6%
Chevron Corp.	647,200	76,900,304
ConocoPhillips	1,362,000	81,856,200
Diamond Offshore Drilling, Inc.	614,000	42,709,840
PetroChina Co., Ltd. - ADR (a)	271,700	35,815,494
Royal Dutch Shell PLC, Class B - ADR (a)	1,001,040	66,889,493
		304,171,331

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS—Continued
March 31, 2013 (Unaudited)

	Shares	Value
Pharmaceuticals–12.8%
AstraZeneca PLC - ADR (a)	1,240,550	$62,002,689
Eli Lilly & Co.	1,619,300	91,960,047
Johnson & Johnson	950,430	77,488,558
Merck & Co., Inc.	1,731,110	76,566,995
		308,018,289
Real Estate Investment Trusts (REITs)–5.1%
HCP, Inc.	1,175,880	58,629,377
Health Care REIT, Inc.	946,870	64,301,941
		122,931,318
Semiconductors–2.4%
Intel Corp.	2,668,000	58,295,800

Software–2.7%
Microsoft Corp.	2,250,580	64,389,094

Telecommunications–3.0%
BCE, Inc. (a)	1,552,750	72,497,898

Tobacco–5.5%
Altria Group, Inc.	2,218,950	76,309,690
Philip Morris International, Inc.	609,500	56,506,745
		132,816,435
Wireless Telecommunication Services–3.0%
Vodafone Group PLC - ADR (a)	2,565,000	72,871,650

Total Common Stocks (Cost $1,812,049,333)		2,274,153,412
SHORT-TERM INVESTMENTS–5.6%
Money Market Fund–5.6%
Dreyfus Cash Management Fund
(Cost $135,370,632)	135,370,632	135,370,632

TOTAL INVESTMENTS-99.9%
(Cost $1,947,419,965)		2,409,524,044
Other Assets in Excess of Liabilities–0.1%		2,988,484
TOTAL NET ASSETS–100.0%		$2,412,512,528
Percentages are stated as a percent of net assets.

Printer please do not print text in white

ADR -	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. Dollars and traded on U.S. exchanges.

(a)	Foreign Issued Security

The cost basis of investments for Federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$1,947,419,965
Gross unrealized appreciation	468,978,121
Gross unrealized depreciation	(6,874,042)
Net unrealized appreciation	$462,104,079

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of March 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$2,274,153,412	$—	$—	$2,274,153,412
Money Market Fund	135,370,632	—	—	135,370,632
Total	$2,409,524,044	$—	$—	$2,409,524,044

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS–95.0%
Australia–3.5%
BHP Billiton Ltd.	88,500	$3,018,553
Sonic Healthcare Ltd.	445,000	6,453,909
		9,472,462
Bermuda–1.5%
North Atlantic Drilling Ltd.	442,000	4,025,921

Brazil–1.1%
Cia Energetica de Minas Gerais - ADR	242,100	2,868,885

Canada–5.4%
Canadian Oil Sands Ltd.	145,500	2,998,755
Manulife Financial Corp.	260,000	3,827,200
Primaris Retail Real Estate Investment Trust	114,550	3,050,696
RioCan Real Estate Investment Trust	174,100	4,755,854
		14,632,505
China–2.3%
PetroChina Co., Ltd. - ADR	48,400	6,380,088

France–6.5%
GDF Suez	205,400	3,954,658
Sanofi	74,000	7,519,331
Total SA - ADR	131,200	6,294,976
		17,768,965
Germany–10.2%
Bayer AG	64,350	6,637,754
Deutsche Post AG	299,700	6,905,486
Muenchener Rueckversicherungs AG	35,200	6,583,192
Siemens AG	70,050	7,545,379
		27,671,811
Hong Kong–4.0%
BOC Hong Kong Holdings Ltd.	2,121,500	7,078,454
Stella International Holdings Ltd.	1,258,500	3,777,502
		10,855,956
Indonesia–2.7%
Telekomunikasi Indonesia Persero Tbk PT	6,500,000	7,357,860

Israel–2.3%
Israel Chemicals Ltd.	476,000	6,150,463

Mexico–1.9%
Industrias Penoles SAB de CV	108,200	5,137,101

Netherlands–2.9%
Unilever NV	191,000	7,831,000

Norway–1.2%
Statoil ASA	138,000	3,336,147

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS—Continued
March 31, 2013 (Unaudited)

	Shares	Value
Russia–2.6%
Lukoil OAO - ADR	110,900	$7,153,050

Singapore–5.6%
Singapore Telecommunications Ltd.	2,645,000	7,655,541
United Overseas Bank Ltd.	466,500	7,664,989
		15,320,530
South Africa–2.3%
MTN Group Ltd.	362,950	6,373,818

South Korea–1.3%
KT&G Corp.	53,545	3,633,514

Switzerland–13.0%
ABB Ltd. - ADR (a)	322,300	7,335,548
Nestle SA	91,100	6,588,028
Novartis AG - ADR	102,350	7,291,415
Roche Holding AG	28,700	6,681,449
Zurich Insurance Group AG (a)	26,550	7,389,139
		35,285,579
Taiwan–1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,302,229	4,354,917

United Kingdom–23.1%
AstraZeneca PLC - ADR	54,150	2,706,417
BAE Systems PLC	983,000	5,889,367
British American Tobacco PLC - ADR	62,400	6,679,920
Diageo PLC - ADR	12,750	1,604,460
GlaxoSmithKline PLC	325,750	7,615,005
HSBC Holdings PLC	944,933	9,981,836
Reckitt Benckiser Group PLC	86,400	6,193,840
Royal Dutch Shell PLC, Class B	103,200	3,426,253
Smiths Group PLC	273,150	5,217,048
Tesco PLC	947,000	5,490,220
Vodafone Group PLC - ADR	283,300	8,048,553
		62,852,919
Total Common Stocks (Cost $229,529,253)		258,463,491
SHORT-TERM INVESTMENTS–5.4%
Money Market Fund–5.4%
Dreyfus Cash Management Fund
(Cost $14,586,983)	14,586,983	14,586,983

TOTAL INVESTMENTS-100.4%
(Cost $244,116,236)		273,050,474
Liabilities in Excess of Other Assets–(0.4%)		(986,941)
TOTAL NET ASSETS–100.0%		$272,063,533
Percentages are stated as a percent of net assets.
All securities are foreign-issued securities.

ADR -	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. Dollars and traded on U.S. exchanges.

(a)	Non-income producing security

The cost basis of investments for Federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$244,116,236
Gross unrealized appreciation	32,729,447
Gross unrealized depreciation	(3,795,209)
Net unrealized appreciation	$28,934,238

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of March 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$258,463,491	$—	$—	$258,463,491
Money Market Fund	14,586,983	—	—	14,586,983
Total	$273,050,474	$—	$—	$273,050,474

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS–91.5%
Aerospace & Defense–2.2%
Spirit Aerosystems Holdings, Inc., Class A (a)	10,700	$203,193

Airlines–3.8%
Copa Holdings SA, Class A (b)	2,900	346,869

Auto Parts & Equipment–4.2%
BorgWarner, Inc. (a)	2,450	189,483
WABCO Holdings, Inc. (a)	2,800	197,652
		387,135
Banks–8.1%
Bank of The Ozarks, Inc.	8,250	365,888
CVB Financial Corp.	15,100	170,177
OmniAmerican Bancorp, Inc. (a)	5,100	128,928
Southwest Bancorp, Inc. (a)	6,650	83,524
		748,517
Biotechnology–3.1%
Charles River Laboratories International, Inc. (a)	6,400	283,328

Commercial Services–3.9%
Lender Processing Services, Inc.	14,200	361,532

Electrical Components & Equipment–3.0%
Hubbell, Inc., Class B	2,880	279,676

Electronics–7.4%
Avnet, Inc. (a)	10,450	378,290
Itron, Inc. (a)	6,450	299,280
		677,570
Engineering & Construction–4.3%
KBR, Inc.	12,450	399,396

Hand/Machine Tools–2.9%
Lincoln Electric Holdings, Inc.	4,900	265,482

Healthcare Products–4.8%
Alere, Inc. (a)	17,450	445,499

Healthcare Services–3.3%
Community Health Systems, Inc.	6,300	298,557

Holding Companies - Diversified–0.9%
National Bank Holdings Corp., Class A	4,400	80,520

Insurance–3.1%
WR Berkley Corp.	6,500	288,405

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS—Continued
March 31, 2013 (Unaudited)

	Shares	Value
Machinery - Diversified–3.3%
Babcock & Wilcox Co.	10,750	$305,407

Metal Fabricate/Hardware–3.4%
RTI International Metals, Inc. (a)	9,850	312,147

Mining–3.3%
HudBay Minerals, Inc. (b)	31,900	306,240

Miscellaneous Manufacturing–4.5%
ITT Corp.	14,650	416,500

Oil & Gas–4.0%
Cimarex Energy Co.	4,850	365,884

Pharmaceuticals–3.9%
Omnicare, Inc.	8,850	360,371

Restaurants–3.4%
Cracker Barrel Old Country Store, Inc.	3,900	315,315

Retail–4.1%
Ascena Retail Group, Inc. (a)	20,150	373,783

Savings & Loans–1.7%
ViewPoint Financial Group, Inc.	7,800	156,858

Telecommunications–1.7%
NII Holdings, Inc. (a)	36,050	156,097

Transportation–3.2%
Tidewater, Inc.	5,850	295,425

Total Common Stocks (Cost $6,629,075)		8,429,706
SHORT-TERM INVESTMENTS–9.3%
Money Market Fund–9.3%
Dreyfus Cash Management Fund
(Cost $854,883)	854,883	854,883

TOTAL INVESTMENTS-100.8%
(Cost $7,483,958)		9,284,589
Liabilities in Excess of Other Assets–(0.8%)		(71,306)
TOTAL NET ASSETS–100.0%		$9,213,283
Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Foreign Issued Security

The cost basis of investments for Federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$7,483,958
Gross unrealized appreciation	2,098,482
Gross unrealized depreciation	(297,851)
Net unrealized appreciation	$1,800,631

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of March 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$8,429,706	$—	$—	$8,429,706
Money Market Fund	854,883	—	—	854,883
Total	$9,284,589	$—	$—	$9,284,589

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS–93.5%
Aerospace & Defense–6.2%
Boeing Co.	8,750	$751,188
Raytheon Co.	11,500	676,085
		1,427,273
Auto Parts & Equipment–3.4%
BorgWarner, Inc. (a)	4,750	367,365
Johnson Controls, Inc.	11,820	414,527
		781,892
Banks–11.3%
BB&T Corp.	20,850	654,482
Citigroup, Inc.	10,600	468,944
JPMorgan Chase & Co.	16,650	790,208
Wells Fargo & Co.	19,200	710,208
		2,623,842
Chemicals–1.9%
Mosaic Co.	7,350	438,134

Communications Equipment–2.9%
Cisco Systems, Inc.	32,600	681,666

Diversified Telecommunications Services–2.9%
AT&T, Inc.	18,150	665,924

Electronics–3.6%
Thermo Fisher Scientific, Inc.	10,900	833,741

Engineering & Construction–2.0%
KBR, Inc.	14,730	472,538

Healthcare Products–6.7%
Covidien PLC (b)	11,820	801,868
Medtronic, Inc.	16,150	758,404
		1,560,272
Healthcare Services–3.8%
Aetna, Inc.	17,130	875,686

Household Products–1.0%
Unilever NV (b)	5,750	235,750

Industrial Conglomerates–5.6%
3M Co.	5,670	602,778
ABB Ltd. - ADR (a)(b)	30,350	690,766
		1,293,544

Insurance–6.3%
Allstate Corp.	8,600	422,002
Chubb Corp.	6,150	538,309
MetLife, Inc.	13,480	512,510
		1,472,821

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS—Continued
March 31, 2013 (Unaudited)

	Shares	Value
Media–3.1%
Walt Disney Co.	12,500	$710,000

Mining–1.5%
Newmont Mining Corp.	8,500	356,065

Oil & Gas–10.8%
ConocoPhillips	11,220	674,321
Devon Energy Corp.	10,750	606,515
Royal Dutch Shell PLC, Class B - ADR (b)	9,150	611,403
Suncor Energy, Inc. (b)	20,150	604,702
		2,496,941
Oil & Gas Services–3.6%
Halliburton Co.	20,650	834,467

Pharmaceuticals–8.3%
Johnson & Johnson	3,100	252,743
Merck & Co., Inc.	15,150	670,085
Novartis AG - ADR (b)	13,950	993,797
		1,916,625
Software–5.4%
Microsoft Corp.	21,100	603,671
Oracle Corp.	20,200	653,268
		1,256,939
Transportation–3.2%
CSX Corp.	30,450	749,984

Total Common Stocks (Cost $19,746,822)		21,684,104
SHORT-TERM INVESTMENTS–10.5%
Money Market Fund–10.5%
Dreyfus Cash Management Fund
(Cost $2,424,117)	2,424,117	2,424,117

TOTAL INVESTMENTS-104.0%
(Cost $22,170,939)		24,108,221
Liabilities in Excess of Other Assets–(4.0%)		(927,683)
TOTAL NET ASSETS–100.0%		$23,180,538
Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. Dollars and traded on U.S. exchanges.

(a)	Non-income producing security
(b)	Foreign Issued Security

The cost basis of investments for Federal income tax purposes at March 31, 2013 was as follows:

Cost of investments	$22,170,939
Gross unrealized appreciation	2,236,151
Gross unrealized depreciation	(298,869)
Net unrealized appreciation	$1,937,282

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of March 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$21,684,104	$—	$—	$21,684,104
Money Market Fund	2,424,117	—	—	2,424,117
Total	$24,108,221	$—	$—	$24,108,221

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS–94.3%
Brazil–4.3%
Cia de Bebidas das Americas - ADR	4,800	$203,184
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	910	43,434
Cia Energetica de Minas Gerais - ADR	8,770	103,925
Cielo SA - ADR	1,450	43,268
		393,811
Canada–2.1%
Pacific Rubiales Energy Corp.	9,000	190,350

China–4.5%
China Shenhua Energy Co., Ltd., Class H	8,000	29,063
Great Wall Motor Co., Ltd., Class H	13,000	44,045
Industrial & Commercial Bank of China Ltd., Class H	228,000	159,783
PetroChina Co., Ltd., Class H	131,000	171,796
		404,687
Colombia–0.6%
Ecopetrol SA - ADR	1,000	54,520

Hong Kong–9.3%
AIA Group Ltd.	55,000	240,900
BOC Hong Kong Holdings Ltd.	23,000	76,740
Bosideng International Holdings Ltd.	454,000	140,950
China Mobile Ltd. - ADR	1,700	90,321
CNOOC Ltd.	32,000	61,506
Stella International Holdings Ltd.	35,000	105,056
Television Broadcasts Ltd.	17,500	132,560
		848,033
Indonesia–6.0%
Indo Tambangraya Megah Tbk PT	20,000	73,064
Lippo Karawaci Tbk PT	1,370,000	193,147
Ramayana Lestari Sentosa Tbk PT	680,000	97,268
Telekomunikasi Indonesia Persero Tbk PT	164,000	185,644
		549,123
Israel–1.4%
Israel Chemicals Ltd.	9,800	126,627

Kenya–2.3%
Safaricom Ltd.	2,935,000	205,965

Luxembourg–1.3%
Tenaris SA - ADR	2,910	118,670

Malaysia–3.3%
Axiata Group Bhd	88,000	188,135
Berjaya Sports Toto Bhd	80,666	108,110
		296,245
Mexico–4.2%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS—Continued
March 31, 2013 (Unaudited)

	Shares	Value
Grupo Financiero Santander Mexico SAB de CV - ADR (a)	13,900	$214,477
Industrias Penoles SAB de CV	3,550	168,546
		383,023
Nigeria–5.1%
Lafarge Cement WAPCO Nigeria PLC	430,000	206,118
Zenith Bank PLC	1,900,500	255,318
		461,436
Panama–2.4%
Copa Holdings SA, Class A	1,850	221,279

Peru–2.4%
Intercorp Financial Services, Inc., Series I	5,500	220,000

Philippines–3.6%
Alliance Global Group, Inc.	195,000	101,060
Philippine Long Distance Telephone Co.	3,105	227,340
		328,400
Russia–7.6%
Lukoil OAO - ADR	4,000	258,000
MMC Norilsk Nickel OJSC - ADR	4,000	67,560
Uralkali OJSC - GDR	3,750	138,300
Sberbank of Russia - ADR	18,000	229,500
		693,360
Singapore–1.3%
Ascendas India Trust	179,000	119,059

South Africa–7.0%
African Bank Investments Ltd.	33,400	110,022
Bidvest Group Ltd.	4,400	115,971
MMI Holdings Ltd.	64,250	162,314
MTN Group Ltd.	9,800	172,099
Sasol Ltd. - ADR	1,700	75,378
		635,784
South Korea–3.6%
Hyundai Motor Co.	1,340	269,180
KT&G Corp.	900	61,073
		330,253
Taiwan–9.7%
Advanced Semiconductor Engineering, Inc. - ADR	32,700	134,397
Chunghwa Telecom Co., Ltd. - ADR	780	24,258
Kinsus Interconnect Technology Corp.	55,000	169,768
Pacific Hospital Supply Co., Ltd.	76,000	233,318
Siliconware Precision Industries Co. - ADR	21,020	122,336
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	11,450	196,827
		880,904
Thailand–3.3%
CS Loxinfo PCL	159,200	69,584
Major Cineplex Group PCL	326,000	228,205
		297,789
Turkey–4.1%
Pinar SUT Mamulleri Sanayii AS	18,000	149,726
Turkcell Iletisim Hizmetleri AS - ADR (a)	13,150	218,816
		368,542
United Kingdom–4.8%
SABMiller PLC	3,300	173,692

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS—Continued
March 31, 2013 (Unaudited)

	Shares	Value
Standard Chartered PLC	10,150	$262,820
		436,512
United States–0.1%
Southern Copper Corp.	345	12,962

Total Common Stocks (Cost $8,311,957)		8,577,334
SHORT-TERM INVESTMENTS–9.9%
Money Market Fund–9.9%
Dreyfus Cash Management Fund
(Cost $901,344)	901,344	901,344

TOTAL INVESTMENTS-104.2%
(Cost $9,213,301)		9,478,678
Liabilities in Excess of Other Assets–(4.2%)		(380,306)
TOTAL NET ASSETS–100.0%		$9,098,372
Percentages are stated as a percent of net assets.
All securities are foreign-issued securities.

ADR -	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. Dollars and traded on U.S. exchanges.
GDR -	Global Depository Receipt. GDRs are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
(a) Non-income producing security

The cost basis of investments for Federal income tax purposes at March 31, 2013 was as follows:

Cost of investments	$9,213,301
Gross unrealized appreciation	405,779
Gross unrealized depreciation	(140,402)
Net unrealized appreciation	$265,377

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of March 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$8,577,334	$—	$—	$8,577,334
Money Market Fund	901,344	—	—	901,344
Total	$9,478,678	$—	$—	$9,478,678

Notes to Portfolio of Investments
March 31, 2013

Note 1 – Investment Valuation

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Note 2 – Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: May 17, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: May 17, 2013

By: /s/ Jeffrey T. Battaglia
            Jeffrey T. Battaglia
            Treasurer

Date: May 17, 2013